Restricted net assets and parent company only condensed financial information - Schedule of Condensed Cash Flow Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (300,897)	$ (46,115)	¥ (196,957)	¥ (201,016)
Net cash used in operating activities	(300,897)	(46,115)	(196,957)	(201,016)
Cash flows from investing activities
Purchase of wealth management products	(1,628,558)	(249,587)	(479,100)	(895,140)
Purchase of equity security	(13,721)	(2,103)
Purchase of derivative financial instruments	(68,078)	(10,433)
Redemption of derivative financial instruments	69,628	10,671
Others	(294)	(45)
Net cash generated from/(used in) investing activities	(84,649)	(12,973)	(96,807)	171,489
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,676,816	256,983	18
Repurchase of ordinary shares	(4,102)	(629)	(54,479)
Proceeds from investors upon reorganization	299,051	45,832	15,000
Payments in relation to listing expenses	(21,691)	(3,324)	(1,269)
Net cash generated from financing activities	1,744,512	267,358	371,731	49,400
Net increase (decrease) in cash and cash equivalents	1,358,966	208,270	77,967	19,873
Cash and cash equivalents at beginning of year	139,954	21,449	62,126	42,030
Exchange differences of cash and cash equivalents	(123,154)	(18,874)	(139)	223
Cash and cash equivalents at end of year	1,375,766	210,845	139,954	¥ 62,126
Parent
Cash flows from operating activities
Cash used in operations	(36,241)	(5,554)	(10,805)
Net cash used in operating activities	(36,241)	(5,554)	(10,805)
Cash flows from investing activities
Investment in subsidiaries	(1,006,010)	(154,178)	(231,062)
Purchase of wealth management products	(21,858)	(3,350)
Purchase of equity security	(13,721)	(2,103)
Purchase of derivative financial instruments	(68,078)	(10,433)
Redemption of derivative financial instruments	69,628	10,671
Others	(294)	(45)
Net cash generated from/(used in) investing activities	(1,040,333)	(159,438)	(231,062)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,676,816	256,983	18
Proceeds from ADS depository	23,069	3,535
Proceeds from issuance of financial instruments with preferred rights	70,026	10,732	456,568
Issuance costs of financial instruments with preferred rights			(6,303)
Repurchase of ordinary shares	(4,102)	(629)	(54,479)
Repurchase of financial instruments with preferred rights			(43,279)
Proceeds from investors upon reorganization	299,051	45,832	15,000
Payments in relation to listing expenses	(21,691)	(3,324)	(1,081)
Net cash generated from financing activities	2,043,169	313,129	366,444
Net increase (decrease) in cash and cash equivalents	966,595	148,137	124,577
Cash and cash equivalents at beginning of year	122,104	18,713
Exchange differences of cash and cash equivalents	(147,158)	(22,553)	(2,473)
Cash and cash equivalents at end of year	¥ 941,541	$ 144,297	¥ 122,104